18. LEASES (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets depreciation, beginning	$ 0
Depreciation	(4)
Right of use assets depreciation, ending	(4)
Net book value	16	$ 0
Machinery and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets depreciation, beginning	0
Depreciation	(2)
Right of use assets depreciation, ending	(2)
Net book value	11
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets depreciation, beginning	0
Depreciation	(2)
Right of use assets depreciation, ending	(2)
Net book value	$ 5